UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette
Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:   February 28

Date of reporting period:  August 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Independence
Diversified Core
Equity Fund II

8.31.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 17

For more information
page 29


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of its mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ KEITH F. HARTSTEIN

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
above-average total
return, consisting of
capital appreciation
and income, by nor-
mally investing at
least 80% of its
assets in a diversi-
fied portfolio of
equity securities
which are primarily
large-capitalization
companies. The
portfolio's risk pro-
file is substantially
similar to that of the
Standard & Poor's
500 Index.

Over the last six months

* The Fund posted a modest gain in absolute terms but outperformed both its benchmark index and peer group average.

* Energy prices continued to advance, with crude oil briefly breaking the $70-per-barrel level as Hurricane Katrina savaged the Gulf Coast.

* The Federal Reserve Board added four more 0.25% hikes in short-term interest rates, bringing the target federal funds rate to 3.50%.

[Bar chart with heading "John Hancock Independence Diversified Core Equity Fund II." Under the heading is a note that reads "Fund performance for the six months ended August 31, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The bar represents the 2.84% total return for the Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested.]

Top 10 holdings

 3.0%   Citigroup, Inc.
 2.9%   General Electric Co.
 2.8%   Exxon Mobil Corp.
 1.9%   Cisco Systems, Inc.
 1.9%   American International Group, Inc.
 1.9%   ConocoPhillips
 1.8%   Altria Group, Inc.
 1.6%   Bank of America Corp.
 1.5%   Viacom, Inc. (Class B)
 1.4%   Microsoft Corp.

As a percentage of net assets on August 31, 2005.

BY STEPHEN LANZENDORF FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Independence Diversified
Core Equity Fund II

The stock market registered a modest gain for the six months ending August 31, 2005, as solid rallies in May and July more than offset declines in March, April and August. Share prices retreated early in the period due in part to a sharp run-up in the price of crude oil in the first quarter of 2005. Investors also worried that higher short-term interest rates resulting from the Federal Reserve Board's tighter monetary policy might slow economic growth. Despite these fears, however, most economic indicators held up relatively well. Near the end of the period, second-quarter earnings for companies in the Standard & Poor's 500 Index were estimated to have grown at approximately a 12% pace, well above forecasts just a few months earlier. Moreover, second-quarter growth for the overall economy was pegged at an annualized rate of 3.3%, slightly below previous estimates but still very respectable.

"The stock market registered a
 modest gain for the six months
 ending August 31, 2005..."

The May-July rally was sidetracked in August, when crude oil's advance accelerated once again. Then, near the end of the month, Hurricane Katrina struck the Gulf Coast region, causing damage estimated to be in excess of $100 billion and boosting energy prices from their already-lofty levels.

Performance summary

For the six months ending August 31, 2005, John Hancock Independence Diversified Core Equity Fund II had a total return of 2.84%, beating the 2.09% return of the average large-cap core fund, according to Lipper, Inc.1 and the 2.33% return of the Standard & Poor's 500 Index. Strong stock selection was the primary factor driving the Fund's good performance versus its benchmark index and peer group average. Historical performance can be found on pages six and seven.

Growth outpaced value in the large-cap space, while value had the edge among mid-caps. Our disciplined methodology, emphasizing undervalued stocks of companies with improving fundamentals, employs both growth and value parameters, which helped us navigate the uncertain waters we encountered during the period.

[Photo of Stephen Lanzendorf, flush right next to first paragraph.]

Health care, utilities, telecom services outperform

Compared with the S&P 500, health care had by far the most positive impact on the Fund's performance, with health maintenance organization (HMO) Humana, Inc. and drug distributor McKesson, Corp. among the strongest contributors. Humana was one of a number of health insurers which continued to see improving profit margins as a result of better cost control and pricing power. The group also was helped by positive expectations surrounding potentially favorable developments in Medicare drug benefits in 2006. Meanwhile, McKesson reported a first-quarter earnings gain in excess of 20% that beat analysts' estimates by a wide margin. Projections of increased drug usage connected with the anticipated Medicare drug benefit also helped this stock.

"Utilities took top honors for best
 absolute performance among the
 Fund's sectors..."

Utilities took top honors for best absolute performance among the Fund's sectors, with TXU Corp. leading the way. The company had significant exposure to the unregulated power market, where higher electricity prices boosted its revenues and earnings. Additionally, TXU was able to hold the line on costs because of its coal-fired and nuclear power plants. The share price of another utility, Edison International, also finished the period with a strong gain. In August, the company announced a healthy second-quarter profit versus a year-earlier loss and raised its earnings guidance for all of 2005.

In the telecommunication services sector, the Fund was aided by its overweighted position in Sprint, which completed its merger with Nextel Communications in August. Investors liked the prospects for synergy between the two wireless providers. We sold our position in the new entity, Sprint Nextel, to lock in profits, as we thought the stock's valuation had become stretched amid the excitement surrounding the merger. The Fund's stake in regional provider ALLTEL also helped performance relative to the benchmark. In August the company completed a $6.5 billion acquisition of

Western Wireless, giving it more than 10 million wireless customers in 34 states. Around the same time, ALLTEL announced strong second-quarter earnings growth based mostly on robust sales of its wireless services.

[Table at top left-hand side of page entitled "Sector distribution2." The first listing is Financials - 19%, the second listing is Information technology - 16%, the third listing is Health care - 13%, the fourth listing is Consumer discretionary - 12%, the fifth listing is Industrials - 12%, the sixth listing is Energy - 11%, the seventh listing is Consumer staples - 7%, the eighth listing is Telecommunication services - 4%, the ninth listing is Utilities - 4% and the tenth listing is Materials - 2%.]

Technology, industrials disappoint

Technology holding IBM held back performance during the period, reflecting the disappointing first-quarter results reported by the company in April because of lackluster European demand. However, we thought some potentially positive catalysts -- including cuts in staff, the sale of its long-suffering PC division and a new mainframe cycle -- justified maintaining a position in IBM. On the other hand, we sold another technology laggard, Sun Microsystems. Although the company's fortunes brightened somewhat as a result of its major acquisitions of Storage Technology and SeeBeyond Technologies, we concluded that any meaningful turnaround would take considerable time and there were better opportunities elsewhere.

[Pie chart at middle of page with heading "Portfolio diversification2." The chart shows 100% Common stocks.]

In industrials, the Fund's performance was held back by exposure to Tyco International and FedEx Corp. The former is an industrial conglomerate that reported weaker-than-expected first-quarter earnings, the first disappointing quarter since the company made changes in senior management and began a major restructuring initiative in 2002. We thought the stock's weakness offered a good buying opportunity and added to the position. We also bought more of package carrier FedEx, which was hurt primarily by higher fuel costs. Our view was that energy prices would eventually moderate and investors could once again focus on other, more favorable fundamental factors underpinning the company's prospects.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is TXU followed by an up arrow with the phrase "Higher power prices, effective cost containment." The second listing is Sprint followed by an up arrow with the phrase "Merger with Nextel Communications." The third listing is Sun Microsystems followed by a down arrow with the phrase "Benefits from restructuring moves unclear."]

Outlook

In the wake of Hurricane Katrina, with gas prices in excess of $3.00 per gallon across much of the United States, it's easy to adopt an overly cautious attitude about the stock market. While it's true that the storm will probably reduce GDP growth over the next quarter or two, there's little danger of a recession anytime soon, in our view. On the contrary, during the first half of 2006, Katrina might actually boost economic growth as the effects of rebuilding begin to show up in the data. Moreover, earnings are still way ahead of stock prices when you compare how both have grown since 2001. When we take all of these considerations into account, we're still very optimistic about this market. While we may not get a rising tide that lifts all boats, we're confident that our disciplined stock selection process should help us identify many attractive opportunities.

"...earnings are still way ahead of
 stock prices when you compare how
 both have grown since 2001."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2005

                                Class I 1
Inception date                  3-10-95

Average annual returns
One year                          19.52%
Five years                        -1.63
Ten years                          9.15

Cumulative total returns
Six months                         2.84
One year                          19.52
Five years                        -7.89
Ten years                        139.94

Performance figures assume all distributions are reinvested. The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in the Fund for the period indicated assuming all distributions were reinvested. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

              Cum Value
               of $10K       S&P 500
Plot Date     (No Load)        Index

8-31-95        $10,000       $10,000
9-30-95         10,441        10,422
2-29-96         11,377        11,531
8-31-96         11,704        11,873
2-28-97         13,952        14,548
8-31-97         15,814        16,699
2-28-98         18,641        19,641
8-31-98         16,895        18,051
2-28-99         22,176        23,517
8-31-99         23,305        25,239
2-29-00         22,617        26,276
8-31-00         26,048        29,358
2-28-01         22,012        24,122
8-31-01         20,204        22,198
2-28-02         20,150        21,827
8-31-02         16,978        18,204
2-28-03         15,456        16,876
8-31-03         18,325        20,400
2-29-04         21,063        23,377
8-31-04         20,076        22,737
2-28-05         23,332        25,008
8-31-05         23,994        25,592

[Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $25,592 as of August 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Independence Diversified Core Equity Fund II and is equal to $23,994 as of August 31, 2005.]

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include a minimum account fee charge.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class I              $1,028.40                  $4.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class I              $1,020.50                  $4.75

Remember, these examples do not include any transaction costs, or the minimum account fee charge; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 99.56%                                                                                      $25,940,148
(Cost $22,026,676)

Agricultural Products 1.17%                                                                                   303,885
Archer-Daniels-Midland Co.                                                                     13,500         303,885

Air Freight & Logistics 1.28%                                                                                 332,257
FedEx Corp.                                                                                     2,600         211,744
United Parcel Service, Inc. (Class B)                                                           1,700         120,513

Apparel Retail 1.86%                                                                                          484,446
Abercrombie & Fitch Co. (Class A)                                                               1,300          72,293
American Eagle Outfitters, Inc.                                                                 5,100         146,013
Gap, Inc. (The)                                                                                14,000         266,140

Application Software 0.76%                                                                                    198,234
BEA Systems, Inc. (I)                                                                           8,300          73,206
Compuware Corp. (I)                                                                            13,800         125,028

Auto Parts & Equipment 0.28%                                                                                   73,460
Magna International, Inc. (Class A) (Canada)                                                    1,000          73,460

Brewers 0.14%                                                                                                  35,448
Anheuser-Busch Cos., Inc.                                                                         800          35,448

Broadcasting & Cable TV 0.60%                                                                                 157,059
Liberty Media Corp. (Class A) (I)                                                              18,900         157,059

Building Products 1.12%                                                                                       291,840
American Standard Cos., Inc.                                                                    6,400         291,840

Communications Equipment 2.73%                                                                711,299
Cisco Systems, Inc. (I)                                                                        28,100         495,122
Motorola, Inc.                                                                                  4,800         105,024
Seagate Technology (I)                                                                          6,700         111,153

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Computer Hardware 3.01%                                                                                      $784,854
Dell, Inc. (I)                                                                                  1,800          64,080
Hewlett-Packard Co.                                                                            11,500         319,240
International Business Machines Corp.                                                           1,500         120,930
NCR Corp. (I)                                                                                   8,200         280,604

Construction & Farm Machinery & Heavy Trucks 1.06%                                                            276,704
Cummins, Inc.                                                                                   3,200         276,704

Consumer Finance 0.35%                                                                                         90,464
Capital One Financial Corp.                                                                     1,100          90,464

Data Processing & Outsourced Services 0.37%                                                                    95,319
Fiserv, Inc. (I)                                                                                  500          22,435
Sabre Holdings Corp.                                                                            3,800          72,884

Department Stores 1.01%                                                                                       262,124
Federated Department Stores, Inc.                                                               3,800         262,124

Diversified Banks 1.86%                                                                                       485,541
Bank of America Corp.                                                                           9,900         425,997
Wachovia Corp.                                                                                  1,200          59,544

Diversified Commercial Services 1.12%                                                                         291,614
Accenture Ltd. (Class A) (Bermuda) (I)                                                          7,700         187,880
Cendant Corp.                                                                                   5,100         103,734

Diversified Financial Services 3.50%                                                                          912,880
Citigroup, Inc.                                                                                18,000         787,860
JPMorgan Chase & Co.                                                                            3,689         125,020

Electric Utilities 2.18%                                                                                      567,831
Edison International                                                                            5,500         247,665
TXU Corp.                                                                                       3,300         320,166

Electronic Equipment Manufacturers 0.52%                                                                      134,809
Celestica, Inc. (Canada) (I) (L)                                                               11,300         134,809

Electronic Manufacturing Services 1.04%                                                                       271,710
Jabil Circuit, Inc. (I)                                                                         1,500          44,160
Solectron Corp. (I)                                                                            55,500         227,550

Food Retail 0.99%                                                                                             257,520
SUPERVALU, Inc.                                                                                 7,400         257,520

Forest Products 0.93%                                                                                         242,401
Louisiana-Pacific Corp.                                                                         4,700         118,863
Weyerhauser Co.                                                                                 1,900         123,538

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Health Care Distributors 2.25%                                                                               $585,234
AmerisourceBergen Corp.                                                                         3,900         291,213
McKesson Corp.                                                                                  6,300         294,021

Health Care Equipment 0.54%                                                                                   141,280
Guidant Corp.                                                                                   2,000         141,280

Health Care Facilities 0.81%                                                                                  210,662
Manor Care, Inc.                                                                                2,100          82,887
Universal Health Services, Inc. (Class B)                                                       2,500         127,775

Health Care Services 2.82%                                                                                    734,387
Caremark Rx, Inc. (I)                                                                           6,900         322,437
Express Scripts, Inc. (I)                                                                       3,900         225,654
Lincare Holdings, Inc. (I)                                                                      4,400         186,296

Home Improvement Retail 1.38%                                                                                 358,848
Home Depot, Inc. (The)                                                                          8,900         358,848

Homebuilding 0.21%                                                                                             55,890
Lennar Corp. (Class A)                                                                            900          55,890

Hotels, Resorts & Cruise Lines 1.25%                                                                          326,077
Carnival Corp. (Panama)                                                                         1,100          54,274
Marriott International, Inc. (Class A)                                                          4,300         271,803

Household Appliances 0.33%                                                                                     86,925
Stanley Works Co. (The)                                                                         1,900          86,925

Household Products 1.36%                                                                                      355,300
Kimberly-Clark Corp.                                                                            4,900         305,368
Procter & Gamble Co. (The)                                                                        900          49,932

Housewares & Specialties 1.35%                                                                                350,359
Fortune Brands, Inc.                                                                            1,900         165,262
Newell Rubbermaid, Inc.                                                                         7,900         185,097

Hypermarkets & Super Centers 0.41%                                                                            107,904
Wal-Mart Stores, Inc.                                                                           2,400         107,904

Industrial Conglomerates 4.53%                                                                              1,180,213
General Electric Co.                                                                           22,700         762,947
Textron, Inc.                                                                                     700          49,910
Tyco International Ltd. (Bermuda)                                                              13,200         367,356

Industrial Machinery 0.84%                                                                                    219,128
Illinois Tool Works, Inc.                                                                       2,600         219,128

See notes to
financial statements.


12


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Integrated Oil & Gas 5.88%                                                                                 $1,531,422
Chevron Corp.                                                                                   5,200         319,280
ConocoPhillips                                                                                  7,300         481,362
Exxon Mobil Corp.                                                                              12,200         730,780

Integrated Telecommunication Services 2.78%                                                                   725,543
ALLTEL Corp.                                                                                    4,700         291,353
AT&T Corp.                                                                                      6,900         135,792
SBC Communications, Inc.                                                                        5,600         134,848
Verizon Communications, Inc.                                                                    5,000         163,550

Investment Banking & Brokerage 0.31%                                                                           80,400
Bear Stearns Cos., Inc. (The)                                                                     800          80,400

Leisure Facilities 0.57%                                                                                      149,520
Royal Caribbean Cruises Ltd. (Liberia)                                                          3,500         149,520

Leisure Products 0.61%                                                                                        158,400
Brunswick Corp.                                                                                 3,600         158,400

Life & Health Insurance 2.00%                                                                                 521,592
Lincoln National Corp.                                                                          1,900          94,221
MetLife, Inc.                                                                                   3,600         176,328
Prudential Financial, Inc.                                                                      3,900         251,043

Managed Health Care 2.99%                                                                                     779,059
Aetna, Inc.                                                                                     3,300         262,911
CIGNA Corp.                                                                                       400          46,128
Humana, Inc. (I)                                                                                4,500         216,720
UnitedHealth Group, Inc.                                                                        2,900         149,350
WellPoint, Inc. (I)                                                                             1,400         103,950

Movies & Entertainment 1.50%                                                                                  390,885
Viacom, Inc. (Class B)                                                                         11,500         390,885

Multi-Line Insurance 2.98%                                                                                    776,255
American International Group, Inc.                                                              8,300         491,360
Hartford Financial Services Group, Inc. (The)                                                   3,900         284,895

Multi-Utilities & Unregulated Power 1.40%                                                                     365,843
AES Corp. (The) (I)                                                                             5,700          89,718
Constellation Energy Group                                                                      4,700         276,125

Office Electronics 1.10%                                                                                      286,974
Xerox Corp. (I)                                                                                21,400         286,974

See notes to
financial statements.


13


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Office Services & Supplies 0.30%                                                                              $78,400
Career Education Corp. (I)                                                                      2,000          78,400

Oil & Gas Drilling 1.42%                                                                                      370,470
Marathon Oil Corp.                                                                              4,200         270,102
Transocean, Inc. (Cayman Islands) (I)                                                           1,700         100,368

Oil & Gas Equipment & Services 0.03%                                                                            6,477
Dresser-Rand Group, Inc. (I)                                                                      270           6,477

Oil & Gas Exploration & Production 0.50%                                                                      130,625
Apache Corp.                                                                                    1,200          85,944
EOG Resources, Inc.                                                                               700          44,681

Oil & Gas Refining & Marketing 2.70%                                                                          703,316
Sunoco, Inc.                                                                                    4,400         319,880
Valero Energy Corp.                                                                             3,200         340,800
Williams Cos., Inc. (The)                                                                       1,900          42,636

Personal Products 1.04%                                                                                       270,613
Estee Lauder Cos., Inc. (The) (Class A)                                                         6,700         270,613

Pharmaceuticals 4.07%                                                                                       1,060,657
Barr Pharmaceuticals, Inc. (I)                                                                  5,500         250,855
Forest Laboratories, Inc. (I)                                                                   6,400         284,160
Johnson & Johnson                                                                               2,900         183,831
Merck & Co., Inc.                                                                               4,800         135,504
Pfizer, Inc.                                                                                    8,100         206,307

Property & Casualty Insurance 4.86%                                                                         1,265,708
ACE, Ltd. (Cayman Islands)                                                                      6,300         279,783
Allstate Corp. (The)                                                                            5,800         326,018
MBIA, Inc.                                                                                      3,500         202,895
SAFECO Corp.                                                                                    3,300         172,062
XL Capital Ltd. (Class A) (Cayman Islands)                                                      4,100         284,950

Railroads 0.79%                                                                                               206,538
Norfolk Southern Corp.                                                                          5,800         206,538

Reinsurance 0.96%                                                                                             249,993
Everest Re Group, Ltd. (Bermuda)                                                                2,700         249,993

Restaurants 0.96%                                                                                             251,280
Darden Restaurants, Inc.                                                                        8,000         251,280

See notes to
financial statements.


14


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Semiconductor Equipment 3.01%                                                                                $784,392
Applied Materials, Inc.                                                                        10,500         192,255
KLA-Tencor Corp.                                                                                3,500         177,660
Lam Research Corp. (I)                                                                          9,100         288,470
Novellus Systems, Inc. (I)                                                                      4,700         126,007

Semiconductors 1.06%                                                                                          275,204
Intel Corp.                                                                                    10,700         275,204

Steel 1.07%                                                                                                   279,136
Nucor Corp.                                                                                     4,200         237,216
United States Steel Corp.                                                                       1,000          41,920

Systems Software 1.55%                                                                                        403,900
BMC Software, Inc. (I)                                                                          1,700          34,000
Microsoft Corp.                                                                                13,500         369,900

Technology Distributors 0.64%                                                                                 165,424
CDW Corp.                                                                                       2,800         165,424

Thrifts & Mortgage Finance 2.58%                                                                              672,199
Fannie Mae                                                                                      2,700         137,808
Freddie Mac                                                                                     5,433         328,045
PMI Group, Inc. (The)                                                                           5,100         206,346

Tobacco 2.01%                                                                                                 524,054
Altria Group, Inc.                                                                              6,700         473,690
Reynolds American, Inc.                                                                           600          50,364

Trading Companies & Distributors 1.04%                                                                        270,144
Grainger (W.W.), Inc.                                                                           4,200         270,144

Wireless Telecommunication Services 0.89%                                                                     231,819
Nokia Corp., American Depositary Receipt (ADR) (Finland)                                       14,700         231,819

See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                                             Interest       Par value
Issuer, description, maturity date                                               rate            (000)          Value
Short-term investments 0.96%                                                                                 $250,174
(Cost $250,174)

Joint Repurchase Agreement 0.44%                                                                              114,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley -- Dated 8-31-05, due 9-1-05
(secured by U.S. Treasury Inflation Indexed Note 1.875%,
due 7-15-13)                                                                    3.550%           $114         114,000

Cash Equivalents 0.52%                                                                                        136,174
AIM Cash Investment Trust (T)                                                                 136,174         136,174

Total investments 100.52%                                                                                 $26,190,322

Other assets and liabilities, net (0.52%)                                                                   ($135,890)

Total net assets 100.00%                                                                                  $26,054,432


(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of August 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value
per share.

Assets
Investments at value (cost $22,276,850)
including $133,504 of securities loaned                           $26,190,322
Cash                                                                      662
Receivable for shares sold                                              6,851
Dividends and interest receivable                                      45,789
Other assets                                                           24,323

Total assets                                                       26,267,947

Liabilities
Payable for shares repurchased                                         17,259
Payable upon return of securities loaned                              136,174
Payable to affiliates
Management fees                                                        11,784
Other                                                                   1,925
Other payables and accrued expenses                                    46,373

Total liabilities                                                     213,515

Net assets
Capital paid-in                                                    17,891,185
Accumulated net realized gain on investments                        4,269,696
Net unrealized appreciation of investments                          3,913,472
Distributions in excess of net investment income                      (19,921)

Net assets                                                        $26,054,432

Net asset value per share
Based on 7,190,585 shares outstanding -- the Fund has
an unlimited number of shares authorized with
no par value                                                            $3.62

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
August 31, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $1,278)               $203,693
Interest                                                                3,558
Securities lending                                                        156

Total investment income                                               207,407

Expenses
Investment management fees                                             63,691
Professional fees                                                      14,094
Registration and filing fees                                           11,400
Custodian fees                                                          8,956
Printing                                                                7,273
Transfer agent fees                                                     6,369
Accounting and legal services fees                                      3,185
Miscellaneous                                                           3,076
Trustees' fees                                                          1,111

Total expenses                                                        119,155

Net investment income                                                  88,252

Realized and unrealized gain (loss)

Net realized gain on investments                                    2,144,469
Change in net unrealized appreciation
(depreciation) of investments                                      (1,479,247)

Net realized and unrealized gain                                      665,222

Increase in net assets from operations                               $753,474

1 Semiannual period from 3-1-05 through 8-31-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                  Year        Period
                                                 ended         ended
                                               2-28-05       8-31-05 1
Increase (decrease) in net assets
From operations

Net investment income                         $251,170       $88,252

Net realized gain                            5,734,234     2,144,469
Change in net unrealized
appreciation (depreciation)                 (3,568,561)   (1,479,247)

Increase in net assets resulting
from operations                              2,416,843       753,474

Distributions to shareholders
From net investment income                    (275,717)      (71,425)
From net realized gains                    (13,010,493)           --
                                           (13,286,210)      (71,425)
From Fund share transactions                (1,081,343)       36,362

Net assets
Beginning of period                         37,286,731    25,336,021

End of period 2                            $25,336,021   $26,054,432

1 Semiannual period from 3-1-05 through 8-31-05. Unaudited.

2 Includes distributions in excess of net investment income of $36,748 and $19,921, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS



COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                              2-28-01     2-28-02     2-28-03     2-29-04     2-28-05     8-31-05 1
Per share operating performance
Net asset value,
beginning of period                        $14.23       $8.91       $6.50       $4.92       $6.65       $3.53
Net investment income 2                      0.09        0.05        0.04        0.04        0.05        0.01
Net realized and unrealized
gain (loss) on investments                  (0.29)      (0.75)      (1.55)       1.74        0.59        0.09
Total from
investment operations                       (0.20)      (0.70)      (1.51)       1.78        0.64        0.10
Less distributions
From net investment income                  (0.10)      (0.06)      (0.04)      (0.05)      (0.07)      (0.01)
From net realized gain                      (5.02)      (1.65)      (0.03)         --       (3.69)         --
                                            (5.12)      (1.71)      (0.07)      (0.05)      (3.76)      (0.01)
Net asset value, end of period              $8.91       $6.50       $4.92       $6.65       $3.53       $3.62
Total return 3 (%)                          (2.68)      (8.46) 4   (23.29)      36.28       10.77        2.84 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                $147         $87         $61         $37         $25         $26
Ratio of expenses
to average net assets (%)                    0.67        0.70        0.74        0.71        0.95        0.94 6
Ratio of adjusted expenses
to average net assets 7 (%)                    --        0.70          --          --          --          --
Ratio of net investment income
to average net assets (%)                    0.61        0.64        0.77        0.78        0.91        0.69 6
Portfolio turnover (%)                         56          52          72          77          36          61

1 Semiannual period from 3-1-05 through 8-31-05. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Independence Diversified Core Equity Fund II (the "Fund") is a separate portfolio of John Hancock Institutional Series Trust (the
"Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek above-average total return consisting of capital appreciation and income.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended August 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At August 31, 2005, the Fund loaned securities having a market value of $133,504 collateralized by cash in the amount of $136,174. The cash collateral was invested in a short-term instrument. Securities lending expenses in the amount of $8 for the period ended August 31, 2005, were paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2005, the tax character of distributions paid was as follows: ordinary income $3,710,682 and long-term capital gains $9,575,528.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the Fund's average daily net asset value up to $1 billion and (b) 0.45% of the Fund's average daily net assets in excess of $1 billion. The Adviser has a subadvisory agreement with Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund is not responsible for payment of the subadvisory fees.

The Fund has a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended August 31, 2005, all sales of shares of beneficial interest were sold at net asset value. JH Funds pays all expenses of printing prospectuses and other sales literature, all fees in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $3,185. The Fund also paid the Adviser the amount of $270 for certain publishing services, included in the printing fees and the amount of $500 for certain compliances costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as an affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                                Year ended 2-28-05       Period ended 8-31-05 1
                             Shares         Amount      Shares         Amount

Sold                        344,880     $1,886,544     370,698    $1,294,772
Distributions reinvested  3,821,636     13,286,210      19,371        68,646
Repurchased              (2,594,208)   (16,254,097)   (375,781)   (1,327,056)
Net increase (decrease)   1,572,308    ($1,081,343)     14,288       $36,362

1 Semiannual period from 3-1-05 through 8-31-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2005, aggregated $15,323,238 and $15,341,858, respectively.

The cost of investments owned on August 31, 2005, including short-term investments, for federal income tax purposes, was $22,289,068. Gross unrealized appreciation and depreciation of investments aggregated $4,351,264 and $450,010, respectively, resulting in net unrealized appreciation of $3,901,254. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Change in
Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended February 28, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not re solved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

Board Consideration
of and Continuation
of Investment
Advisory Agreement
and Sub-Advisory
Agreement:
John Hancock
Independence
Diversified Core
Equity Fund II

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Institutional Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of: (i) the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") and (ii) the investment sub-advisory agreement (the "Sub-Advisory Agreement") with Independence Investment LLC (the "Sub-Adviser") for the John Hancock Independence Diversified Core Equity Fund II (the "Fund"). The Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser are collectively referred to as the "Advisory Agreements."

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's and Sub-Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's and Sub-Adviser's compliance department,
(vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was higher than the median and average performance of its Universe and was higher than or not appreciably below the performance of its benchmark indexes, the Lipper Large-Cap Core Funds Index and the S&P 500 Index, for the time periods under review.

Investment advisory and
sub-advisory fee rates
and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the median total operating expense ratio of the Peer Group and the Universe. The Board also noted that the Fund's total operating expense ratio has been historically lower than the median total operating expense ratio of its Universe.

The Adviser also discussed the Lipper data and rankings, and other relevant information for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the "Sub-Advisory Agreement Rate") payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser, and the range of fee rates offered by the Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's, Sub-Adviser's and Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

The Board received information about the Sub-Adviser's affiliation with the Adviser, which explained that the Sub-Adviser's investment management arrangements with related-parties are conducted on an arm's length basis so as to neither advantage nor disadvantage the Sub-Adviser's clients or the related parties.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process under
Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund per formance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory
Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    International Fund
                    Large Cap Equity Fund
                    Large Cap Select Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Allocation          Allocation Growth + Value Portfolio
                    Allocation Core Portfolio

-------------------------------------------------------
Sector              Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

-------------------------------------------------------

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Ronald R. Dion, Chairman*
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

* Members of the Audit Committee
+ Non-Independent Trustee

Officers

Keith F. Hartstein
President and Chief
Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser

Independence Investment LLC
53 State Street
Boston, MA 02109

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet   www.jhfunds.com

Mail      Regular mail:                        Express mail:
          John Hancock                         John Hancock
          Signature Services, Inc.             Signature Services, Inc.
          1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
          Boston, MA 02217-1000                380 Stuart Street
                                               Boston, MA 02116

Phone     Customer service representatives     1-800-225-5291
          24-hour automated information        1-800-338-8080
          TDD line                             1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Independence Diversified Core Equity Fund II

425SA   8/05
       10/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: October 27, 2005